Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of income tax expense
Income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2021	2020	2019
Current income tax expense (benefit)
U.S.	$31,216	$(97,155)	$12,899
Non U.S.	18,293	44,764	64,069
Total current income tax expense (benefit)	$49,509	$(52,391)	$76,968
Deferred income tax (benefit) expense
U.S.	$(9,404)	$60,932	$(25,850)
Non U.S.	(1,687)	(25,560)	4,268
Total deferred income tax (benefit) expense	$(11,091)	$35,372	$(21,582)
Unrecognized tax (benefit) expense
U.S.	$—	$—	$—
Non U.S.	(199)	3,928	(2,850)
Total unrecognized tax (benefit) expense	$(199)	$3,928	$(2,850)
Total income tax expense (benefit)
U.S.	$21,812	$(36,223)	$(12,951)
Non U.S.	16,407	23,132	65,487
Total income tax expense (benefit)	$38,219	$(13,091)	$52,536

Income before taxes attributable to domestic and foreign operations
Income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income before taxes was as follows for the years ended December 31, 2021, 2020 and 2019 (in thousands of U.S. dollars):

	2021	2020	2019
Domestic (Bermuda)	$636,043	$3,894	$715,912
Foreign	125,580	237,204	273,372
Income before taxes	$761,623	$241,098	$989,284

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	5.7	15.5	6.5
Impact of foreign exchange gains or losses	(0.1)	(8.1)	(0.5)
Unrecognized tax expense (benefit)	—	1.6	0.2
Tax-exempt income and expenses not deductible	(0.4)	(1.4)	(0.6)
Foreign branch tax	0.1	(3.3)	(1.2)
Valuation allowance	0.6	3.4	0.7
Other	(0.9)	(13.1)	0.2
Actual tax rate	5.0%	(5.4)%	5.3%

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	December 31, 2021	December 31, 2020
Net tax assets	$154,472	$182,077
Net tax liabilities	(90,974)	(131,621)
Net tax assets	$63,498	$50,456

	December 31, 2021	December 31, 2020
Net current tax assets	$117,872	$112,992
Net deferred tax liabilities	(45,098)	(52,263)
Net unrecognized tax benefit	(9,276)	(10,273)
Net tax assets	$63,498	$50,456

Significant components of net deferred tax assets and liabilities	Significant components of the net deferred tax assets and liabilities at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	December 31, 2021	December 31, 2020
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$18,340	$11,741
Foreign tax credit carryforwards	180,510	198,263
Tax loss carryforwards	106,555	57,485
Unearned premiums	36,421	34,760
Statutory basis funds held	58,899	—
Unrealized appreciation and timing differences on foreign exchange revaluations	3,838	20,493
Other deferred tax assets	47,034	42,754
	$451,597	$365,496
Valuation allowance	(211,798)	(211,167)
Deferred tax assets	$239,799	$154,329
Deferred tax liabilities
Deferred acquisition costs	$75,924	$67,850
Goodwill and other intangibles	56,870	58,224
Statutory basis reserves	114,240	—
Equalization reserves	7,192	7,366
Unrealized appreciation and timing differences on investments	4,877	46,389
Other deferred tax liabilities	25,794	26,763
Deferred tax liabilities	$284,897	$206,592
Net deferred tax liabilities	$(45,098)	$(52,263)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2021	2020	2019
Balance at January 1	$10,273	$5,689	$8,743
Changes in tax positions taken during a prior year	(199)	3,870	(4,229)
Tax positions taken during the current year	—	—	1,379
Impact of the change in foreign currency exchange rates	(798)	714	(204)
Balance at December 31	$9,276	$10,273	$5,689